Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earning per share

9	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Basic and diluted earnings per share
	2023			2022¹			2021
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[2]	22,432	19,478	1.15	14,346	19,849	0.72	12,607	20,197	0.62
Effect of dilutive potential ordinary shares		122			137			105
Diluted[2]	22,432	19,600	1.14	14,346	19,986	0.72	12,607	20,302	0.62
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
2Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares was
23 million (2022: 9.4 million; 2021: 8.6 million).